Total revenue and income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Total Revenue and Income	Total revenue and income
a)    Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2020	2019	2018
Major service lines
Brokerage commission	2,139,985	1,288,135	861,068
Securities placement	1,429,824	1,154,786	631,949
Management fees	1,224,125	1,035,224	527,644
Insurance brokerage fee	112,802	106,438	56,713
Educational services	118,272	97,986	42,653
Other services	477,584	275,467	160,409
	5,502,592	3,958,036	2,280,436
(-) Sales taxes and contributions on revenue (i)	(486,104)	(362,264)	(225,887)
	5,016,488	3,595,772	2,054,549

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).
b)    Net income from financial instruments

	2020	2019	2018

Net Income of financial instruments at fair value through profit or loss	3,020,698	1,360,207	821,617
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	188,196	199,947	114,442
(-) Taxes and contributions on financial income	(73,777)	(28,118)	(32,155)
	3,135,117	1,532,036	903,904
c)    Disaggregation by geographic location

	2020	2019	2018

Brazil	7,454,304	4,790,236	2,716,459
United States	655,817	307,456	204,207
Europe	41,484	30,116	37,787
Total Revenue and Income	8,151,605	5,127,808	2,958,453

	2020	2019

Brazil	3,244,421	1,208,737
United States	129,956	224,244
Europe	4,123	16,476
Selected assets (i)	3,378,500	1,449,457

(i)	Selected assets are Total assets of the Company, less: financial assets and deferred tax assets and are presented by geographic location.
None of the clients represented more than 10% of our revenues for the periods presented.